Fee and commission income	12 Months Ended
Dec. 31, 2024
Fee And Commission Income
Fee and commission income

34.	Fee and commission income

The "Fee and Commission Income" line item includes all fees and commissions accrued to the Bank's benefit during the year, excluding those that are incorporated into the effective interest rate on financial instruments.

The breakdown of the balance for this line item is presented below:

Thousand of Reais	2024	2023	2022

Collection and payment services:
Bills	961,360	1,040,113	1,097,170
Demand accounts	2,965,171	2,940,423	2,917,271
Cards (Credit and Debit) and Acquiring Services	6,663,921	6,528,718	5,890,549
Checks and other	87,459	98,884	109,014
Orders	1,095,150	905,907	751,766
Total	11,773,061	11,514,045	10,765,770

Marketing of non-Banking financial products:
Investment funds	573,929	510,695	568,455
Insurance and brokerage commissions	4,183,116	3,646,974	3,524,201
Capitalization plans	622,573	712,660	803,052
Total	5,379,618	4,870,329	4,895,708

Securities services:
Securities underwriting and placement	1,077,297	1,167,677	1,017,763
Securities trading	329,009	291,167	325,960
Administration and custody	984,656	898,058	704,936
Asset management	418	1,645	890
Total	2,391,380	2,358,547	2,049,549

Other:
Foreign exchange	1,835,203	1,856,492	1,888,194
Financial guarantees	884,711	757,770	678,908
Other fees and commissions	1,401,014	1,097,595	959,594
Total	4,120,928	3,711,857	3,526,696
Total	23,664,987	22,454,778	21,237,723